Borrowings (Tables)	12 Months Ended
Apr. 30, 2026
Schedule Of Borrowings
Schedule of borrowings

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Borrowings:
Bank borrowings, secured	1,827,409	1,484,569	1,165,465
Lease liabilities	509,455	549,608	431,471
	2,336,864	2,034,177	1,596,936

Current	500,982	470,099	369,052
Non-current	1,835,882	1,564,078	1,227,884
	2,336,864	2,034,177	1,596,936

Schedule of bank borrowings comprised

Bank borrowings are comprised of the following:

Type	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
April 30, 2026				SGD	SGD	SGD	USD
Working capital loan	SGD400,000	October 2028	7.75% per annum	82,746	143,231	225,977	177,404
Insurance premium loan	USD169,000	October 2033	1.5% above USD COF 3 months	19,057	159,751	178,808	140,374
Insurance premium loan	USD111,999	December 2028	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	-	143,472	143,472	112,633
Working capital loan	SGD1,000,000	January 2030	7.75% per annum	188,642	603,178	791,820	621,620
Invoice financing	SGD141,700	May 2026	7.00% per annum	144,492	-	144,492	113,434
				434,937	1,049,632	1,484,569	1,165,465

Type	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
April 30, 2025				SGD	SGD	SGD	USD
Working capital loan	SGD1,000,000	May 2025	2.25% per annum	16,866	-	16,866	13,241
Working capital loan	SGD400,000	October 2028	7.75% per annum	76,594	225,977	302,571	237,534
Insurance premium loan	USD169,000	October 2033	1.5% above USD COF 3 months	18,547	182,392	200,939	157,748
Insurance premium loan	USD111,999	December 2028	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	-	146,461	146,461	114,980
Working capital loan	SGD600,000	May 2025	2.25% per annum	10,117	-	10,117	7,942
Working capital loan	SGD1,000,000	January 2030	7.75% per annum	174,618	791,822	966,440	758,706
Invoice financing	SGD181,568	June 2025	7.00% per annum	184,015	-	184,015	144,461
				480,757	1,346,652	1,827,409	1,434,612

Schedule of carrying amounts of right of use assets presented within property, plant and equipment

	Leasehold property	Motor vehicles	Total	Total
	SGD	SGD	SGD	USD

At May 1, 2024	589,002	27,771	616,773	484,199
Depreciation	(19,854)	(10,237)	(30,091)	(23,623)
Disposal	-	(1,369)	(1,369)	(1,075)
At April 30, 2025	569,148	16,165	585,313	459,501
Addition	-	75,000	75,000	58,879
Depreciation	(19,854)	(21,287)	(41,141)	(32,298)
At April 30, 2026	549,294	69,878	619,172	486,082

Schedule of lease liabilities

Details of the lease liabilities are as follows:

Type April 30, 2025	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
				SGD	SGD	SGD	USD
Property loan	SGD612,000	August 2044	At the bank’s prevailing CPL Board Rate with monthly rests	20,225	489,230	509,455	399,949
Details of the lease liabilities are as follows: (Continued)

Type April 30, 2026	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
				SGD	SGD	SGD	USD
Property loan	SGD612,000	August 2044	At the bank’s prevailing CPL Board Rate with monthly rests	20,621	468,609	489,230	384,071
Hire purchase	SGD70,538	February 2030	3.68% per annum	14,541	45,837	60,378	47,400
				35,162	514,446	549,608	431,471

Schedule of amounts related to lease recognized in profit or loss

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Expense relating to short-term leases (included in cost of sales)	26,320	205,465	452,192	354,995
Depreciation of leasehold property and motor vehicles	38,286	30,091	41,141	32,298
Interest expense on lease liabilities	15,470	17,457	17,226	13,523
	80,076	253,013	510,559	400,816